RELATED PARTY TRANSACTIONS - Narrative (Details) shares in Millions			3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2020 building	Oct. 10, 2018 shares	Mar. 31, 2019 USD ($)	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) plane shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 14, 2018 USD ($)
Related Party Transaction [Line Items]
Notes receivable from related parties				$ 27,200,000		$ 55,300,000
Angie's List Merger Agreement | Class B common stock $.001 par value; authorized 400,000 shares; 5,789 shares issued and outstanding at December 31, 2020
Related Party Transaction [Line Items]
Stock issued during period to related party (shares) | shares		5.1
Affiliated Entity
Related Party Transaction [Line Items]
Allocated costs from related party					$ 85,500,000	146,000,000.0	$ 178,200,000
Interest income from related party (less than)					$ 100,000	400,000	300,000
Due to related parties							2,500,000	$ 15,000,000.0
Allocation of costs from Old IAC				12,652,000		$ 80,143,000	$ 71,977,000
Subsidiary of Common Parent | Employee Matters Agreement | Class B common stock $.001 par value; authorized 400,000 shares; 5,789 shares issued and outstanding at December 31, 2020 | Angi Inc.
Related Party Transaction [Line Items]
Stock received from related party (shares) | shares					0.3	0.5	0.9
Subsidiary of Common Parent | Service Agreements
Related Party Transaction [Line Items]
Due from (to) related party					$ 0	$ 0
Subsidiary of Common Parent | Leased Office Space
Related Party Transaction [Line Items]
Allocation of costs from Old IAC				1,400,000		5,800,000	$ 5,200,000
Subsidiary of Common Parent | Sold Office Space
Related Party Transaction [Line Items]
Allocation of costs from Old IAC				$ 100,000
Number of office buildings transferred to related party | building	2
Subsidiary of Common Parent | Sold Office Space | Class A Common Stock
Related Party Transaction [Line Items]
Noncash financial or equity instrument consideration (in shares) | shares				1.4
Limited Liability Company | Service Agreements | Angi Inc.
Related Party Transaction [Line Items]
Allocation of costs from Old IAC					4,800,000	4,800,000	5,700,000
Limited Liability Company | Tax Sharing Agreement | Angi Inc.
Related Party Transaction [Line Items]
Due to related parties					900,000	200,000
Allocation of costs from Old IAC			$ 11,400,000
Refunds paid to related party					3,100,000
Limited Liability Company | Leased Office Space | Angi Inc.
Related Party Transaction [Line Items]
Due to related parties					100,000	100,000
Allocation of costs from Old IAC					$ 1,800,000	1,400,000	$ 0
Other Affiliates | Corporate Aircraft Purchase
Related Party Transaction [Line Items]
Allocation of costs from Old IAC						23,000,000
Proportion of ownership interest held each by entity and by related party in aircraft employing flight crew (as a percent)					50.00%
Number of aircraft operated | plane					2
Expected costs from transactions with related party						$ 72,300,000
Proportion of total purchase price and refurbish costs paid in related party transaction (as a percent)						50.00%
Proportion of ownership interest held each by entity and by related party in another entity employing flight crew (as a percent)					50.00%